Long-term debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning	$ 12,138,799	$ 7,609,075
Add: current portion	1,109,713	1,486,136	$ 1,103,438
Less: current portion	(1,109,713)	(1,486,136)
Total borrowings	13,108,821	13,624,935	6,505,637
Debt advancement		5,657,994
Interest expense	1,288,131	1,545,557
Accretion expense	511,431	492,135
Interest payment	(1,277,202)	(1,052,576)	(657,300)
Debt repayment	(1,073,103)	(838,031)
Foreign Exchange Translation	34,629	210,781
Balance as at Ending	11,999,108	12,138,799	7,609,075
WordZ VTB
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning	617,751
Add: current portion		446,552
Less: current portion	(446,552)	(446,552)
Total borrowings	770,103	1,064,303
Debt advancement		915,105
Interest expense	49,890	50,865
Accretion expense	102,462	98,333
Interest payment	(39,109)
Debt repayment	(407,443)
Balance as at Ending	323,551	617,751
WordZ SBA Loan
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning	45,923
Add: current portion		214,307
Less: current portion	(114,269)	(214,307)
Total borrowings	114,269	260,230
Debt advancement		260,230
Interest payment	(832)
Debt repayment	(145,129)
Balance as at Ending		45,923
Transcription Express VTB
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning		863,438
Add: current portion		280,531	863,438
Less: current portion		(280,531)
Total borrowings		280,531
Interest expense	5,892	84,731
Interest payment	(5,892)	(69,607)
Debt repayment	(280,531)	(598,031)
Balance as at Ending			863,438
Home Tech VTB
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning	381,725	781,035
Add: current portion		240,000	240,000
Less: current portion	(240,000)	(240,000)
Total borrowings	443,322	621,725	541,035
Accretion expense	61,597	80,690
Debt repayment	(240,000)	(240,000)
Balance as at Ending	203,322	381,725	781,035
Crown Capital Funding Partner LP
Disclosure of detailed information about borrowings [line items]
Balance as at Beginning	11,093,400	5,964,602
Add: current portion		304,746
Less: current portion	(308,892)	(304,746)
Total borrowings	11,781,127	11,398,146	5,964,602
Debt advancement		4,482,659
Interest expense	1,232,349	1,409,961
Accretion expense	347,372	313,112
Interest payment	(1,231,369)	(982,969)
Foreign Exchange Translation	34,629	210,781
Balance as at Ending	$ 11,472,235	$ 11,093,400	$ 5,964,602